Risk Management (Details 13) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Available stable funding (ASF)
NSFR (%)	115.20%
Amount per effective term of residual maturity | Without expiration
Available stable funding (ASF)
Capital	R$ 164,713,771	[1]
Reference Equity, gross of regulatory deductions	164,713,771	[1]
Other instruments not included in line 2	0	[1]
Ratail funding:	129,074,811	[1]
Stable funding	82,488,995	[1]
Less stable funding	46,585,816	[1]
Wholesale Funding, of which:	26,437,635	[1]
Operating deposits and deposits of affiliated cooperatives	10,314,521	[1]
Other wholesale fundings	16,123,114	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0	[1]
Other liabilities, of which:	62,506,583	[1]
Derivatives whose replacement value is less than zero	0	[1]
Other liabilities or shareholders' equity not included in the previous items	62,506,583	[1]
Total of Available Stable Funding (ASF)	0	[1]
Total High Quality Liquid Assets (HQLA)	0	[1]
Operating deposits held in other financial institutions	0	[1]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	5,981,349	[1]
Transactions with financial institutions collateralized by Level 1 HQLA	0	[1]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	0	[1]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	0	[1]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0	[1]
Residential real estate financing, of which:	0	[1]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	0	[1]
Securities not eligible for HQLA, including shares traded on the stock exchange	5,981,349	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0	[1]
Other assets, of which:	189,213,031	[1]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[1]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0	[1]
Derivatives whose replacement value is greater than or equal to zero	0	[1]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0	[1]
Other assets not included in the previous lines	189,213,031	[1]
Transactions not recorded in the balance sheet	0	[1]
Total Required Stable Funding (RSF)	0	[1]
Amount per effective term of residual maturity | Less than 6 months
Available stable funding (ASF)
Capital	0	[1]
Reference Equity, gross of regulatory deductions	0	[1]
Other instruments not included in line 2	0	[1]
Ratail funding:	125,089,118	[1]
Stable funding	53,407,198	[1]
Less stable funding	71,681,920	[1]
Wholesale Funding, of which:	386,140,576	[1]
Operating deposits and deposits of affiliated cooperatives	0	[1]
Other wholesale fundings	386,140,576	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	30,383,414	[1]
Other liabilities, of which:	24,950,621	[1]
Derivatives whose replacement value is less than zero	41,608	[1]
Other liabilities or shareholders' equity not included in the previous items	24,909,013	[1]
Total of Available Stable Funding (ASF)	0	[1]
Total High Quality Liquid Assets (HQLA)	0	[1]
Operating deposits held in other financial institutions	0	[1]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	205,884,884	[1]
Transactions with financial institutions collateralized by Level 1 HQLA	15,293,610	[1]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	43,860,573	[1]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	127,338,475	[1]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0	[1]
Residential real estate financing, of which:	2,671,136	[1]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	2,671,136	[1]
Securities not eligible for HQLA, including shares traded on the stock exchange	16,721,090	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	29,846,713	[1]
Other assets, of which:	23,574,415	[1]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[1]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0	[1]
Derivatives whose replacement value is greater than or equal to zero	1,704,628	[1]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0	[1]
Other assets not included in the previous lines	21,869,787	[1]
Transactions not recorded in the balance sheet	328,019,623	[1]
Total Required Stable Funding (RSF)	0	[1]
Amount per effective term of residual maturity | Greater than or equal to 6 months and less than one year
Available stable funding (ASF)
Capital	0	[1]
Reference Equity, gross of regulatory deductions	0	[1]
Other instruments not included in line 2	0	[1]
Ratail funding:	754,368	[1]
Stable funding	0	[1]
Less stable funding	754,368	[1]
Wholesale Funding, of which:	37,228,191	[1]
Operating deposits and deposits of affiliated cooperatives	0	[1]
Other wholesale fundings	37,228,191	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	2,173	[1]
Other liabilities, of which:	0	[1]
Derivatives whose replacement value is less than zero	0	[1]
Other liabilities or shareholders' equity not included in the previous items	0	[1]
Total of Available Stable Funding (ASF)	0	[1]
Total High Quality Liquid Assets (HQLA)	0	[1]
Operating deposits held in other financial institutions	0	[1]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	75,927,002	[1]
Transactions with financial institutions collateralized by Level 1 HQLA	0	[1]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	3,874,055	[1]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	61,937,442	[1]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0	[1]
Residential real estate financing, of which:	2,402,256	[1]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	2,402,256	[1]
Securities not eligible for HQLA, including shares traded on the stock exchange	7,713,249	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	2,437,311	[1]
Other assets, of which:	255,784	[1]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[1]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0	[1]
Derivatives whose replacement value is greater than or equal to zero	0	[1]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0	[1]
Other assets not included in the previous lines	255,784	[1]
Transactions not recorded in the balance sheet	0	[1]
Total Required Stable Funding (RSF)	0	[1]
Amount per effective term of residual maturity | Greater than or equal to one year
Available stable funding (ASF)
Capital	17,470,233	[1]
Reference Equity, gross of regulatory deductions	0	[1]
Other instruments not included in line 2	17,470,233	[1]
Ratail funding:	2,945,468	[1]
Stable funding	0	[1]
Less stable funding	2,945,468	[1]
Wholesale Funding, of which:	111,749,390	[1]
Operating deposits and deposits of affiliated cooperatives	0	[1]
Other wholesale fundings	111,749,390	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	152,583	[1]
Other liabilities, of which:	0	[1]
Derivatives whose replacement value is less than zero	0	[1]
Other liabilities or shareholders' equity not included in the previous items	0	[1]
Total of Available Stable Funding (ASF)	0	[1]
Total High Quality Liquid Assets (HQLA)	0	[1]
Operating deposits held in other financial institutions	0	[1]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	268,859,486	[1]
Transactions with financial institutions collateralized by Level 1 HQLA	0	[1]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	2,465,669	[1]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	159,986,927	[1]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	266,821	[1]
Residential real estate financing, of which:	33,290,208	[1]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	33,290,208	[1]
Securities not eligible for HQLA, including shares traded on the stock exchange	72,849,861	[1]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	57,664	[1]
Other assets, of which:	14,064,500	[1]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[1]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	12,305,556	[1]
Derivatives whose replacement value is greater than or equal to zero	0	[1]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0	[1]
Other assets not included in the previous lines	1,758,944	[1]
Transactions not recorded in the balance sheet	0	[1]
Total Required Stable Funding (RSF)	0	[1]
Weighted Average
Available stable funding (ASF)
Capital	182,184,004	[2]
Reference Equity, gross of regulatory deductions	164,713,771	[2]
Other instruments not included in line 2	17,470,233	[2]
Ratail funding:	239,166,745	[2]
Stable funding	129,101,383	[2]
Less stable funding	110,065,362	[2]
Wholesale Funding, of which:	209,696,927	[2]
Operating deposits and deposits of affiliated cooperatives	4,511,764	[2]
Other wholesale fundings	205,185,163	[2]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0	[2]
Other liabilities, of which:	4,576,256	[2]
Derivatives whose replacement value is less than zero	0	[2]
Other liabilities or shareholders' equity not included in the previous items	4,576,256	[2]
Total of Available Stable Funding (ASF)	635,623,931	[2]
Total High Quality Liquid Assets (HQLA)	14,866,127	[2]
Operating deposits held in other financial institutions	0	[2]
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	344,672,984	[2]
Transactions with financial institutions collateralized by Level 1 HQLA	1,529,361	[2]
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	6,274,154	[2]
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	234,947,530	[2]
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	174,162	[2]
Residential real estate financing, of which:	24,175,331	[2]
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	24,175,331	[2]
Securities not eligible for HQLA, including shares traded on the stock exchange	77,572,446	[2]
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0	[2]
Other assets, of which:	180,400,296	[2]
Operations with gold and commodities, including those with a forecast of physical settlement	0	[2]
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	10,459,722	[2]
Derivatives whose replacement value is greater than or equal to zero	0	[2]
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	1,577,581	[2]
Other assets not included in the previous lines	168,362,993	[2]
Transactions not recorded in the balance sheet	11,792,062	[2]
Total Required Stable Funding (RSF)	R$ 551,731,471	[2]
NSFR (%)	115.20%	[2]

[1]	Corresponds to the total balance sheet, position on December 31, 2019;
[2]	Corresponds to the value after applying the weighting factors.